Operating Segment Information - Schedule of Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment assets
Segment assets	$ 2,069,918	$ 1,486,590	$ 1,060,723
Segment liabilities
Segment liabilities	369,889	193,016	58,309
Operating Segments [Member]
Segment assets
Segment assets	582,479	292,610	508,281
Segment liabilities
Segment liabilities	299,958	149,724	25,594
Corporate, Non-Segment [Member]
Segment assets
Segment assets	1,487,439	1,193,980	552,442
Segment liabilities
Segment liabilities	69,931	43,292	32,715
Capital Market Solutions [Member] | Operating Segments [Member]
Segment assets
Segment assets			10,429
Digital Solutions And Other Services [Member] | Operating Segments [Member]
Segment assets
Segment assets	572	1,480	23,691
Segment liabilities
Segment liabilities	16,065	15,621	2,324
Media And Entertainment [Member] | Operating Segments [Member]
Segment assets
Segment assets	137,084	126,028	93,754
Segment liabilities
Segment liabilities	6,525	27,361	23,270
Hotel operations, hospitality and VIP services [Member] | Operating Segments [Member]
Segment assets
Segment assets	292,335	85,495
Segment liabilities
Segment liabilities	277,368	106,742
Strategic Investment [Member] | Operating Segments [Member]
Segment assets
Segment assets	$ 152,488	$ 79,607	$ 380,407